INCOME TAXES - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.60%	1.90%
Stock-based compensation	(0.10%)	(0.40%)
General business credits	0.30%	2.00%
Loss on extinguishment of debt	(12.50%)	0.00%
Deferred tax true-ups and other	3.00%	0.80%
Change in valuation allowance	(16.30%)	(25.30%)
Income tax provision	0.00%	0.00%